Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended						6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 2003 Plan	Nov. 02, 2011 2003 Plan Stock Option Awards item	Jun. 30, 2014 2003 Plan Stock Option Awards	Dec. 31, 2013 2003 Plan Stock Option Awards	Jun. 30, 2014 2012 Plan	Dec. 31, 2013 2012 Plan	Sep. 30, 2012 2012 Plan	Jun. 30, 2014 2012 Plan RSUs	Dec. 31, 2013 2012 Plan Restricted Stock	Jun. 30, 2014 2012 Plan Restricted Stock	Jun. 30, 2014 2012 Plan Board of directors	Jun. 30, 2013 2012 Plan Board of directors	Dec. 31, 2013 2012 Plan Board of directors	Dec. 31, 2012 2012 Plan Board of directors	Dec. 31, 2011 2012 Plan Board of directors
Stock based compensation
Number of additional awards permissible under the plan								0
Number of awards approved for grant (in shares)														4,000,000
Common stock remaining available for issuance (in shares)												3,167,928	3,519,657
Number of shares awarded to certain executives and key employees															346,718	471,000
Awards subject to time-based vesting (in shares)															276,681
Performance period															3 years
Weighted average grant date fair value of awards (in dollars per share)															$ 23.92	$ 13.32
Unrecognized compensation expense										$ 0.1	$ 0.2				$ 7.7	$ 4.9	$ 3.8
Transfer restrictions period															1 year
Common shares granted to members of board of directors as compensation for director services																		5,011	3,530	9,343	5,183	5,418
Number of senior executive officers to whom awards granted									2
Awards granted (in shares)									600,000							471,000
Exercise price (in dollars per share)									$ 7.70
Awards vesting in number of equal installments									5
Compensation expense	$ 1.3	$ 0.4	$ 2.0	$ 0.5	$ 1.7	$ 0.5	$ 0.1		$ 0.9